                        SUPPLEMENT DATED AUGUST 28, 2003
                                       TO
                       MONY VARIABLE ACCOUNT L PROSPECTUS
                                DATED MAY 1, 2003

                                       For
                    Variable Universal Life Insurance Policy

                                    Issued by
                           MONY Life Insurance Company

This Supplement updates certain information contained in your Prospectus. Please read it and keep it with your Prospectus for future reference.

In the section, "The Portfolios", for the Morgan Stanley UIF Global Value Equity Subaccount add Morgan Stanley Investment Management Limited as sub-adviser.


333-40554                                                 14599 SL (Sup 8/28/03)
                                                          14600 SL (Sup 8/28/03)
                                                       14630 SL CD (Sup 8/28/03)